Income Taxes Income Taxes (Tables)	6 Months Ended
Jun. 24, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of United States and foreign income from operations before income taxes were as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
United States	$37,710	$15,064	$(11,649)
Foreign	(1,764)	(583)	(1,401)
Total income before income taxes	$35,946	$14,481	$(13,050)

Schedule of Components of Income Tax Expense
The provision for income taxes is as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Current provision
Federal	$17,620	$11,796	$3,257
State	2,820	2,476	749
Foreign	729	105	105
Total current provision	21,169	14,377	4,111
Deferred
Federal	2,754	—	(991)
State	(4,433)	—	(142)
Foreign	(136)	—	—
Total deferred provision	(1,815)	—	(1,133)
Total provision for income taxes	$19,354	$14,377	$2,978

Schedule of Effective Income Tax Rate Reconciliation
The differences between income taxes based on the statutory U.S. federal income tax rate of 35% and the Company’s effective income tax rate are provided in the following reconciliation:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Statutory federal income tax	$12,580	$5,069	$(4,567)
Dividend expense on mandatorily redeemable preferred stock and preferred equity interests	8,000	7,272	6,612
State and local net of federal benefit	(1,049)	1,629	382
Other	(177)	407	551
Total provision for income taxes	$19,354	$14,377	$2,978

Schedule of Deferred Tax Assets and Liabilities
The major components of deferred income taxes were as follows:

	At December 31,
	2011	2010
	(In thousands)
Deferred tax assets
Net operating loss—foreign	$2,843	$596
Warranty reserves	2,341	2,487
Rent expense	1,781	1,433
Other comprehensive income	631	—
Inventory reserves	400	496
Other	284	362
Depreciation	292	1,708
Accrued expense	228	158
Allowance for doubtful accounts	193	148
Valuation allowance	(2,843)	(596)
Total deferred tax assets, net	6,150	6,792
Deferred tax liabilities
Intangibles	(49,463)	(52,597)
Depreciation	(46)	—
Total deferred tax liabilities, net	(49,509)	(52,597)
Total deferred tax balance	$(43,359)	$(45,805)
Amounts included in the consolidated balance sheet:
Deferred tax assets, current	$2,218	$2,820
Deferred tax asset, noncurrent	2,046	550
Deferred tax liabilities	(47,623)	(49,175)
Total	$(43,359)	$(45,805)

Summary of Income Tax Contingencies
The following table indicates the changes to the Company’s uncertain tax positions for the period and years ended December 31, 2011 and 2010.

	For the Years Ended December 31,
	2011	2010
	(In thousands)
Balance, beginning of year	$214	$180
Additions based on tax positions related to the current year	187	34
Additions based on tax positions related to prior years	291	—
Settlements	(34)	—
Balance, end of year	$658	$214